Legal Claims	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Legal Claims
24	Legal Claims
As of December 31, 2024 and 2023, the Entity is not aware of disputes classified as probable chance of loss.
Find below the disputes classified as possible chance of loss segregated into labor and tax.

	12/31/2024	12/31/2023
Tax	23,327	22,095
Labor	540	780

Total	23,867	22,875

Tax Claims
Vinci Gestora de Recursos Ltda. is a party to a tax administrative proceeding in course arising from the payment of social security contributions (employer’s portion and Work Accident Insurance (SAT)) in 2011, charged on amounts paid by virtue of quota of profits and results, totaling R$ 3,857 (2023: R$ 3,652).
In the second quarter of 2024, Vinci Equities Gestora de Recursos Ltda. settled its one proceeding related to the requirement of ISS (excise tax) under rendered services to investment funds located abroad (2023: R$ 266).
On March 21, 2018, the Brazilian federal revenue opened a tax assessment against Vinci Equities for the collection of open debts of IRPJ, CSLL, PIS and COFINS in the amount of R$ 19,470 (2023: R$ 18,154) for the calendar year of 2013.